Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Income Builder Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
PGIM Income Builder Fund - Class A | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
PGIM Income Builder Fund - Class A | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Income Builder Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
PGIM Income Builder Fund - Class A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM Income Builder Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PGIM Income Builder Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
PGIM Income Builder Fund - Class C | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
PGIM Income Builder Fund - Class C | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Income Builder Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
PGIM Income Builder Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM Income Builder Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PGIM Income Builder Fund Class - R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund Class - R | Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
PGIM Income Builder Fund Class - R | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
PGIM Income Builder Fund Class - R | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Income Builder Fund Class - R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund Class - R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund Class - R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund Class - R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund Class - R | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund Class - R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund Class - R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund Class - R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund Class - R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
PGIM Income Builder Fund Class - R | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM Income Builder Fund Class - R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PGIM Income Builder Fund Class - Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund Class - Z | Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
PGIM Income Builder Fund Class - Z | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
PGIM Income Builder Fund Class - Z | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Income Builder Fund Class - Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund Class - Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund Class - Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund Class - Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund Class - Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund Class - Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund Class - Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund Class - Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund Class - Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
PGIM Income Builder Fund Class - Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM Income Builder Fund Class - Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PGIM Income Builder Fund Class - R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Income Builder Fund Class - R6 | Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
PGIM Income Builder Fund Class - R6 | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
PGIM Income Builder Fund Class - R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Income Builder Fund Class - R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund Class - R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Income Builder Fund Class - R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Income Builder Fund Class - R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund Class - R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Income Builder Fund Class - R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Income Builder Fund Class - R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund Class - R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Income Builder Fund Class - R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Income Builder Fund Class - R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
PGIM Income Builder Fund Class - R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM Income Builder Fund Class - R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets